PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
PLANT AND EQUIPMENT
Equipment and property

Plant and Equipment consisted of the following as of June 30, 2014 and December 31, 2013:

	June 30, 2014	December 31, 2013

Capital work in progress	$170,720	$105,000
Furniture and equipment	26,643	26,643
Field equipment	19,626	16,120
Computer equipment	1,500	3,041
Total cost	218,489	150,804
Less: accumulated depreciation	(34,731)	(28,423)
Property and equipment, net	$183,758	$122,381

Equipment and property.

Plant and Equipment consisted of the following as of December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012

Capital work in progress	$105,000	$-
Furniture and equipment	26,643	-
Field equipment	16,120	-
Computer equipment	3,041	-
Total cost	150,804	-
Less: accumulated depreciation	(28,423)	-
Property and equipment, net	$122,381	$-